Expense Example - FidelityGNMAFund-PRO - FidelityGNMAFund-PRO - Fidelity GNMA Fund - Fidelity GNMA Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555